Subsequent Events	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 7 – SUBSEQUENT EVENTS Management evaluated subsequent events up to November 15, 2021, the date the financial statements were issued. None were noted.

NOTE 11 – SUBSEQUENT EVENTS

Management evaluated subsequent events up to September 27, 2021, the date the financial statements were issued. On July 1, 2021, we sold an additional 115,000 common stock shares at the Offering Price for net proceeds (after deducting offering costs of $23,070) of $206,930 and issued an additional 11,500 warrants to purchase common stock to the Placement Agents, and we subsequently paid legal fees of $45,000 directly related to the capital raise.